NOTE 4 - ACQUISITIONS - Smartbiz Assets and Liabilities Acquired (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 362,000	$ 357,500
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative			$ 1,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			19,755
Business Combination, Acquired Receivable, Fair Value			789,515
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets			809,270
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable			807,265
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities			76,839
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			884,104
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			74,834
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			36,669
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net			38,165
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 1,838,165